Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Disclosure of leases [text block]
Note 10    Right-of-use Assets and Lease Liabilities
Right-of-use Assets

	Oil and Gas Properties	Processing, Transportation and Storage	Upgrading	Refining	Retail and Other	Total
($ millions)
January 1, 2019
Transfers from property, plant and equipment (note 9)	324	—	—	140	—	464
Initial recognition	721	100	—	70	412	1,303
	1,045	100	—	210	412	1,767
Additions	1	—	—	80	5	86
Transfers to property, plant and equipment (note 9)	(101)	—	—	—	—	(101)
Disposals and derecognition	(11)	—	—	(31)	2	(40)
Revaluation	(194)	1	—	(1)	8	(186)
Depreciation and impairment	(222)	(11)	—	(50)	(39)	(322)
Other	2	—	—	(4)	—	(2)
December 31, 2019	520	90	—	204	388	1,202
Additions	5	6	—	15	4	30
Transfers to property, plant and equipment (note 9)	(4)	—	—	—	—	(4)
Disposals and derecognition	(3)	—	—	—	—	(3)
Revaluation	—	16	—	11	—	27
Depreciation and impairment	(399)	(11)	—	(91)	(53)	(554)
Other	1	(1)	—	—	—	—
December 31, 2020	120	100	—	139	339	698
During the year ended December 31, 2020, a pre-tax impairment charge of $411 million (year ended December 31, 2019 - $165 million) on right-of-use assets was recorded on the Lloydminster Heavy Oil Value Chain, Sunrise, Western Canada and U.S. Refining CGUs within the Integrated Corridor and White Rose CGU within Offshore business segments. Refer to Note 9.
Lease Liabilities

Balance Sheets
($ millions)	December 31, 2020	December 31, 2019
Current lease liabilities	102	109
Non-current lease liabilities	1,298	1,353

Maturity Analysis	Within 1 year		After 1 year but no more than 5 years		More than 5 years		Total
($ millions)	2020	2019	2020	2019	2020	2019	2020	2019
Future lease payments	195	205	643	653	2,031	2,174	2,869	3,032
Interest	93	96	337	352	1,039	1,122	1,469	1,570
Present value of lease payments	102	109	306	301	992	1,052	1,400	1,462

Results of Operations
($ millions)	December 31, 2020	December 31, 2019
Interest expense on lease liabilities (note 22)	97	106
Expenses relating to short-term leases	13	18

Cash Flow Summary
($ millions)	December 31, 2020	December 31, 2019
Total cash flow used for leases	208	339
The Company's major office building leases contain extension options that are exercisable by the Company up to one year prior to the end of the non-cancellable lease term. As at December 31, 2020, $361 million of lease liabilities related to office buildings have been recognized. Discounted potential lease payments associated with extension options not included in lease liabilities amount to $250 million.